Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Operating activities:
Net income (loss)	$ 57	$ 39	$ 353	$ (345)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			540	537
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			430	406
Loss from disposal of assets			23	2
Loss on repurchase/early redemption of notes	39	38	56	38
Undistributed income (loss) of unconsolidated subsidiaries			(22)	52
Other non-cash items			130	172
Changes in operating assets and liabilities:
Provisions			163	500
Deferred income taxes			(80)	14
Trade and financing receivables related to sales, net			28	367
Inventories, net			(1,222)	(754)
Trade payables			232	(173)
Other assets and liabilities			(26)	304
Net cash provided by operating activities			605	1,120
Investing activities:
Additions to retail receivables			(2,857)	(2,747)
Collections of retail receivables			3,104	3,287
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments			11	8
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			594	429
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments			(278)	(290)
Expenditures for assets under operating leases and assets sold under buy-back commitments			(1,196)	(1,091)
Other			82	(42)
Net cash used in investing activities			(540)	(446)
Financing activities:
Proceeds from long-term debt			11,096	8,778
Payments of long-term debt			(11,994)	(9,146)
Net decrease in other financial liabilities			(187)	(451)
Dividends paid			(166)	(205)
Other			(16)	(58)
Net cash used in financing activities			(1,267)	(1,082)
Effect of foreign exchange rate changes on cash and cash equivalents			285	157
Decrease in cash and cash equivalents			(917)	(251)
Cash and cash equivalents, beginning of year			5,017	5,384
Cash and cash equivalents, end of period	4,100	5,133	4,100	5,133
Industrial Activities [Member]
Operating activities:
Net income (loss)	57	39	353	(345)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			536	533
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			232	215
Loss from disposal of assets			23	2
Loss on repurchase/early redemption of notes			56	38
Undistributed income (loss) of unconsolidated subsidiaries			(4)	62
Other non-cash items			70	83
Changes in operating assets and liabilities:
Provisions			165	501
Deferred income taxes			(84)	(4)
Trade and financing receivables related to sales, net			89	(61)
Inventories, net			(1,208)	(740)
Trade payables			228	(114)
Other assets and liabilities			(100)	161
Net cash provided by operating activities			356	331
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments			11	8
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			236	169
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments			(277)	(290)
Expenditures for assets under operating leases and assets sold under buy-back commitments			(717)	(600)
Other			(156)	496
Net cash used in investing activities			(903)	(217)
Financing activities:
Proceeds from long-term debt			1,500	1,705
Payments of long-term debt			(2,044)	(1,291)
Net decrease in other financial liabilities			(72)	(299)
Dividends paid			(166)	(205)
Other			(16)	(58)
Net cash used in financing activities			(798)	(148)
Effect of foreign exchange rate changes on cash and cash equivalents			265	115
Decrease in cash and cash equivalents			(1,080)	81
Cash and cash equivalents, beginning of year			4,649	4,551
Cash and cash equivalents, end of period	3,569	4,632	3,569	4,632
Financial Services [Member]
Operating activities:
Net income (loss)	86	77	260	251
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			4	4
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			198	191
Undistributed income (loss) of unconsolidated subsidiaries			(20)	(19)
Other non-cash items			60	89
Changes in operating assets and liabilities:
Provisions			(2)	(1)
Deferred income taxes			4	18
Trade and financing receivables related to sales, net			(53)	428
Inventories, net			(14)	(14)
Trade payables			3	(59)
Other assets and liabilities			67	143
Net cash provided by operating activities			507	1,031
Investing activities:
Additions to retail receivables			(2,857)	(2,747)
Collections of retail receivables			3,104	3,287
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			358	260
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments			(1)
Expenditures for assets under operating leases and assets sold under buy-back commitments			(479)	(491)
Other			193	(538)
Net cash used in investing activities			318	(229)
Financing activities:
Proceeds from long-term debt			9,596	7,072
Payments of long-term debt			(9,950)	(7,854)
Net decrease in other financial liabilities			(115)	(152)
Dividends paid			(258)	(242)
Other			45
Net cash used in financing activities			(682)	(1,176)
Effect of foreign exchange rate changes on cash and cash equivalents			20	42
Decrease in cash and cash equivalents			163	(332)
Cash and cash equivalents, beginning of year			368	833
Cash and cash equivalents, end of period	$ 531	$ 501	$ 531	$ 501